Mineral properties, plant and equipment and exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about mineral properties [Table Text Block]
	Mineral interests

			Exploration	Plant,	Assets
	Depletable	Non-	and	buildings	under	Corporate	Total
		depletable	evaluation	and		assets
			assets	equipment	construction
	$	$	$	$	$	$	$
Cost
As at December 31, 2015	-	206,706	12,732	4,669	281,500	689	506,296
Additions	36,709	17,720	25	36,755	25,379	34	116,622
Reclassification of VAT recoverable	-	(25,013)	-	-	-	-	(25,013)
Write-off of deferred stripping assets	(7,123)	-	-	-	-	-	(7,123)
Change in rehabilitation provisions	5,382	853	-	-	-	-	6,235
Transfers	111,177	(111,177)	-	299,538	(299,538)	-	-
As at December 31, 2016	146,145	89,089	12,757	340,962	7,341	723	597,017
Additions	73,486	6,244	328	7,032	39,274	23	126,387
Change in rehabilitation provisions	4,970	(204)	-	-	-	-	4,766
Reclassification of VAT recoverable	2,629	-	-	-	-	-	2,629
Transfers	17,127	(16,592)	-	18,677	(19,212)	-	-
As at December 31, 2017	244,357	78,537	13,085	366,671	27,403	746	730,799

Accumulated depreciation and depletion
As at December 31, 2015	-	-	-	(2,187)	-	(556)	(2,743)
Depreciation and depletion	(23,405)	-	-	(29,606)	-	(19)	(53,030)
As at December 31, 2016	(23,405)	-	-	(31,793)	-	(575)	(55,773)
Depreciation and depletion	(42,354)	-	-	(21,808)	-	(41)	(64,203)
As at December 31, 2017	(65,759)	-	-	(53,601)	-	(616)	(119,976)

Net book value
At December 31, 2016	122,740	89,089	12,757	309,169	7,341	148	541,244
As at December 31, 2017	178,598	78,537	13,085	313,070	27,403	130	610,823

Disclosure of pre-commercial production costs [Table Text Block]
January 1, 2016 - March 31, 2016
$
Costs incurred during pre-commercial production	21,222
Revenue during pre-commercial production, net of royalties	(10,048)
Net costs capitalized	11,174